REGULATORY CAPITAL REQUIREMENTS (Tables)	6 Months Ended
Mar. 31, 2013
Banking and Thrift [Abstract]
Schedule of company's and the bank's actual capital amounts and ratios
	Actual		Required for Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
March 31, 2013 (unaudited):
Tier 1 capital (to average assets)
Company	$56,267	12.24%	$19,363	4.0%	N/A	N/A
Bank	55,535	11.47	19,363	4.0	$25,204	5.0%
Tier 1 capital (to risk-weighted assets)
Company	59,267	26.74	8,866	4.0	N/A	N/A
Bank	55,535	25.06	8,866	4.0	13,299	6.0
Total capital (to risk-weighted assets)
Company	61,779	27.87	17,732	8.0	N/A	N/A
Bank	58,047	26.19	17,732	8.0	22,165	10.0
September 30, 2012:
Tier 1 capital (to average assets)
Company	$58,548	11.73%	$19,965	4.0%	N/A	N/A
Bank	54,668	10.95	19,965	4.0	$24,956	5.0%
Tier 1 capital (to risk-weighted assets)
Company	58,548	27.51	8,513	4.0	N/A	N/A
Bank	54,668	25.69	8,513	4.0	12,770	6.0
Total capital (to risk-weighted assets)
Company	60,429	28.39	17,027	8.0	N/A	N/A
Bank	56,549	26.57	17,027	8.0	21,284	10.0
September 30, 2011:
Tier 1 capital (to average assets)
Company	$55,199	11.06%	$19,961	4.0%	N/A	N/A
Bank	51,051	10.23	19,961	4.0	$24,951	5.0%
Tier 1 capital (to risk-weighted assets)
Company	55,199	25.54	8,645	4.0	N/A	N/A
Bank	51,051	23.62	8,645	4.0	12,968	6.0
Total capital (to risk-weighted assets)
Company	57,909	26.79	17,290	8.0	N/A	N/A
Bank	53,761	24.87	17,290	8.0	21,613	10.0